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[MetLife Letterhead]


                                                       HEATHER C. HARKER
                                                       ASSISTANT GENERAL COUNSEL

August 30, 2018

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   New England Variable Annuity Fund I
            File No. 811-01930

Ladies and Gentlemen:

Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                      Sincerely,

                                      /s/Heather C. Harker

                                      Heather C. Harker
                                      Assistant General Counsel
                                      Metropolitan Life Insurance Company